Convertible Preferred Stock - Summary of Beneficial conversion Feature And Commitment Date of Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Fair value of the Common Stock	$ 64.96	$ 64.96
BCF	$ 11,529,000	$ 5,282,000
Series A | Beneficial Conversion Commitment Date One
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Cash	Cash
Effective Conversion Price	$ 43.30	$ 43.30
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	648,069	648,069
Series A | Beneficial Conversion Commitment Date Two
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 43.30	$ 43.30
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	75,165	75,165
Series A | Beneficial Conversion Commitment Date Three
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Cash	Cash
Effective Conversion Price	$ 43.30	$ 43.30
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	692,778	692,778
Series A | Beneficial Conversion Commitment Date Four
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Cash	Cash
Effective Conversion Price	$ 43.30	$ 43.30
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	11,546	11,546
Series A | Beneficial Conversion Commitment Date Five
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)		Cash
Effective Conversion Price		$ 43.30
Fair value of the Common Stock		$ 18.59
Number of Shares Issuable upon Conversion		233,281
Series A-1
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 15.31	$ 15.31
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	163,306	163,306
BCF	$ 536,000	$ 536,000
Series A-2
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 15.12	$ 15.12
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	1,322,780	1,322,780
BCF	$ 4,590,000	$ 4,590,000
Series A-3
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 17.89	$ 17.89
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	223,548	223,548
BCF	$ 156,000	$ 156,000
Series A-4
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 20.07	$ 20.07
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	49,827	49,827
Series A-5
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 20.15	$ 20.15
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	124,068	124,068
Series A-6
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 30.31	$ 30.31
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	247,420	247,420
Series A-7
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 34.64	$ 34.64
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	1,459,656	1,459,656
Series A-8
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 36.81	$ 36.81
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	385,777	385,777
Series A-9
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 38.97	$ 38.97
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	748,674	748,674
Series A-10
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of SAFEs	Settlement of SAFEs
Effective Conversion Price	$ 41.14	$ 41.14
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	252,801	252,801
Series A-11
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Settlement of Note	Settlement of Note
Effective Conversion Price	$ 24.30	$ 24.30
Fair value of the Common Stock	$ 18.59	$ 18.59
Number of Shares Issuable upon Conversion	317,404	317,404
Series X
Temporary Equity [Line Items]
Type of Consideration received (cash or settlement of other instruments)	Cash	Cash
Effective Conversion Price	$ 135.79	$ 135.79
Fair value of the Common Stock	$ 140.78	$ 140.78
Number of Shares Issuable upon Conversion	1,251,971	1,251,971
BCF	$ 6,247,000	$ 6,247,000